CONDENSED CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2019 USD ($)
Current Assets:
Cash and cash equivalents	$ 17,426
Trade accounts receivable, net of allowance for credit losses of $34,293 and $43,233, respectively	568,679
Inventory	321,983
Other current assets	164,767
Total current assets	1,072,855
Noncurrent Assets:
Restricted cash, cash equivalents and marketable investment securities	61,067
Property and equipment, net	1,751,573
FCC authorizations	611,794
Other investment securities	106,874
Operating lease assets	553,576
Other noncurrent assets, net	228,820
Total noncurrent assets	3,313,704
Total assets	4,386,559
Current Liabilities:
Trade accounts payable	266,417
Advances from affiliates	82,415
Deferred revenue and other	674,079
Accrued programming	1,308,531
Accrued interest	189,039
Other accrued expenses	918,333
Current portion of long-term debt and finance lease obligations	1,151,108
Total current liabilities	4,589,922
Long-Term Obligations, Net of Current Portion:
Long-term debt and finance lease obligations, net of current portion	9,671,255
Deferred tax liabilities	501,857
Operating lease liabilities	350,155
Long-term deferred revenue and other long-term liabilities	207,992
Total long-term obligations, net of current portion	10,731,259
Total liabilities	15,321,181
Commitments and Contingencies (Note12)
Stockholder's Equity (Deficit):
Common stock, $.01 par value, 1,000,000 shares authorized, 1,015 shares issued and outstanding
Additional paid-in capital	1,432,736
Accumulated other comprehensive income (loss)	(449)
Accumulated earnings (deficit)	(12,366,909)
Total stockholder's equity (deficit)	(10,934,622)
Total liabilities and stockholder's equity (deficit)	$ 4,386,559